UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011
                                                  ------------------
Check here if Amendment [ ]; Amendment Number:
                                              ---------------

This Amendment (Check only one.)[ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Astenbeck Capital Management LLC
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          500 Nyala Farm Road
          --------------------------------------------
          Westport,  Connecticut 06880
          --------------------------------------------

Form 13F File Number:  028-14243
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and COMplete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael D. Young
          --------------------------------------------
Title:    Executive Vice President and General Counsel
          --------------------------------------------
Phone:    203-221-6175
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael D. Young     Westport, Connecticut      August 12, 2011
----------------------  -----------------------   --------------------
     [Signature]             [City, State]               [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
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Form 13F Information Table Entry Total:         39
                                          -------------

Form 13F Information Table Value Total:      610,990
                                          -------------
                                           (x thousand)

List of Other Included Managers:

1.     Astenbeck Holdings LLC

2.     AJH Capital LLC

             COLUMN 1       COLUMN 2            COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
                            TITLE OF                        VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER      CLASS               CUSIP    (x $1000)   PRN AMT  PRN CALL  DISCRETION  MANAGER    SOLE   SHARED   NONE
ALCOA                          COM             013817101     3,258    205,428   SH        Defined      1, 2    205,428
ANADARKO PETE CORP             COM             032511107     8,893    115,851   SH        Defined      1, 2    115,851
APACHE CORP                    COM             037411105     7,211     58,439   SH        Defined      1, 2     58,439
BRIGHAM EXPLORATION CO         COM             109178103     1,219     40,710   SH        Defined      1, 2     40,710
CANADIAN NAT RES LTD           COM             136385101     5,611    134,039   SH        Defined      1, 2    134,039
CHESAPEAKE ENERGY CORP         COM             165167107     9,371    315,610   SH        Defined      1, 2    315,610
CHEVRON CORP NEW               COM             166764100    18,785    182,660   SH        Defined      1, 2    182,660
CIMAREX ENERGY CO              COM             171798101     1,904     21,178   SH        Defined      1, 2     21,178
CONOCOPHILLIPS                 COM             20825C104    11,747    156,226   SH        Defined      1, 2    156,226
CONSOL ENERGY INC              COM             20854P109     1,818     37,486   SH        Defined      1, 2     37,486
CONTINENTAL RESOURCES INC      COM             212015101     2,566     39,532   SH        Defined      1, 2     39,532
CORE LABORATORIES N V          COM             N22717107    10,540     94,493   SH        Defined      1, 2     94,493
COSAN LTD                      SHS A           G25343107     1,262    102,645   SH        Defined      1, 2    102,645
DEVON ENERGY CORP NEW          COM             25179M103    11,245    142,685   SH        Defined      1, 2    142,685
EXXON MOBIL CORP               COM             30231G102     7,883     96,869   SH        Defined      1, 2     96,869
FREEPORT-MCMORAN COPPER & GO   COM             35671D857     5,338    100,912   SH        Defined      1, 2    100,912
GENERAL MOLY INC               COM             370373102       312     70,000   SH        Defined      1, 2     70,000
MARKET VECTORS ETF TR          GOLD MINERS ETF 57060U100    29,776    545,439   SH        Defined      1, 2    545,439
HALLIBURTON CO                 COM             406216101    28,335    555,587   SH        Defined      1, 2    555,587
HESS CORP                      COM             42809H107    18,935    253,277   SH        Defined      1, 2    253,277
MARATHON OIL CORP              COM             565849106     1,423     27,016   SH        Defined      1, 2     27,016
MOLYCORP INC DEL               COM             608753109     1,140     18,673   SH        Defined      1, 2     18,673
MOSAIC CO                      COM             61945A107     3,920     57,880   SH        Defined      1, 2     57,880
MURPHY OIL CORP                COM             626717102    11,724    178,568   SH        Defined      1, 2    178,568
NATIONAL OILWELL VARCO INC     COM             637071101    31,201    398,945   SH        Defined      1, 2    398,945
OIL SVC HOLDRS TR              DEPOSTRY RCPT   678002106    76,507    503,332   SH        Defined      1, 2    503,332
PEABODY ENERGY CORP            COM             704549104     3,928     66,674   SH        Defined      1, 2     66,674
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR   71654V408     4,746    140,180   SH        Defined      1, 2    140,180
RANGE RES CORP                 COM             75281A109       680     12,254   SH        Defined      1, 2     12,254
ROYAL DUTCH SHELL PLC          SPONS ADR A     780259206    20,523    288,519   SH        Defined      1, 2    288,519
SCHLUMBERGER LTD               COM             806857108    27,657    320,105   SH        Defined      1, 2    320,105
SELECT SECTOR SPDR TR          SBI INT-ENERGY  81369Y506     9,103    120,804   SH        Defined      1, 2    120,804
SPDR SERIES TRUST              S&P OILGAS EXP  78464A730    27,547    468,650   SH        Defined      1, 2    468,650
STATOIL ASA                    SPONSORED ADR   85771P102     1,281     50,316   SH        Defined      1, 2     50,316
SUNCOR ENERGY INC NEW          COM             867224107    11,726    299,901   SH        Defined      1, 2    299,901
TETRA TECHNOLOGIES INC DEL     COM             88162F105       496     38,939   SH        Defined      1, 2     38,939
UNITED STATES STL CORP NEW     COM             912909108     5,979    129,857   SH        Defined      1, 2    129,857
WHITING PETE CORP NEW          COM             966387102    12,811    225,096   SH        Defined      1, 2    225,096
SELECT SECTOR SPDR TR          SBI INT-ENERGY  81369Y506   172,589  2,290,501   SH        Defined      1, 2  2,290,501